                                                                January 21, 2005
                                                                      Supplement

[MORGAN STANLEY LOGO]

             SUPPLEMENT DATED JANUARY 21, 2005 TO THE PROSPECTUS OF
                      MORGAN STANLEY GLOBAL ADVANTAGE FUND
                               Dated July 30, 2004

The third paragraph of the section of the Prospectus titled "Fund Management" is hereby replaced by the following:

The Fund's portfolio is managed within the Global Research team. Current members of the team include Sandra Yeager, Michael Allison, Mark Laskin, Steven Wharton,
John Harris and Mary Jayne Maly.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                     36021SPT-01